Dividends Paid and Payable	12 Months Ended
Dec. 31, 2019
Dividends Payable [Abstract]
DIVIDENDS PAID AND PAYABLE

NOTE 12: DIVIDENDS PAID AND PAYABLE

On February 3, 2017, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2016 of $0.75 per share of common stock payable on March 14, 2017 to stockholders of record as of March 7, 2017. A dividend in the aggregate amount of $7,908 was paid on March 14, 2017 out of which $7,524 was paid to the stockholders of record as of March 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On May 12, 2017, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2017 of $0.75 per share of common stock payable on June 14, 2017 to stockholders of record as of June 7, 2017. A dividend in the aggregate amount of $7,904 was paid on June 14, 2017 out of which $7,520 was paid to the stockholders of record as of June 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On August 9, 2017, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2017 of $0.75 per share of common stock payable on September 14, 2017 to stockholders of record as of September 7, 2017. A dividend in the aggregate amount of $7,902 was paid on September 14, 2017 out of which $7,518 was paid to the stockholders of record as of September 7, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On October 25, 2017, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2017 of $0.75 per share of common stock payable on December 12, 2017 to stockholders of record as of December 6, 2017. A dividend in the aggregate amount of $7,900 was paid on December 12, 2017 out of which $7,516 was paid to the stockholders of record as of December 6, 2017 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On January 26, 2018, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2017 of $0.30 per share of common stock payable on March 27, 2018 to stockholders of record as of March 22, 2018. A dividend in the aggregate amount of $3,102 was paid on March 27, 2018 out of which $2,948 was paid to the stockholders of record as of March 22, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On May 4, 2018, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2018 of $0.30 per share of common stock payable on June 27, 2018 to stockholders of record as of June 21, 2018. A dividend in the aggregate amount of $3,065 was paid on June 27, 2018 out of which $2,911 was paid to the stockholders of record as of June 21, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On July 31, 2018, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2018 of $0.30 per share of common stock payable on September 27, 2018 to stockholders of record as of September 20, 2018. A dividend in the aggregate amount of $3,039 was paid on September 27, 2018 out of which $2,885 was paid to the stockholders of record as of September 20, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On November 2, 2018, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2018 of $0.30 per share of common stock payable on December 5, 2018 to stockholders of record as of November 27, 2018. A dividend in the aggregate amount of $3,007 was paid on December 5, 2018 out of which $2,853 was paid to the stockholders of record as of November 27, 2018 and $154 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Convertible Preferred Stock.

On January 25, 2019, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2018 of $0.30 per share of common stock of amount $4,121 which was paid on March 27, 2019 to stockholders of record as of February 27, 2019.

On May 10, 2019, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2019 of $0.30 per share of common stock of amount $4,119 which was paid on June 27, 2019 to stockholders of record as of May 29, 2019.

On July 24, 2019, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2019 of $0.30 per share of common stock of amount $4,119 which was paid on October 9, 2019, to stockholders of record as of September 25, 2019.

On November 5, 2019, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2019 of $0.30 per share of common stock of amount $4,711 which was paid on January 9, 2020, to stockholders of record as of December 17, 2019, and is included under caption “Dividends payable” on the consolidated balance sheet.